Notes Payable (Future Minimum Payments Due For Notes Payable) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
2014	$ 2,116
2015	6,016
2016	8,874
2017	215
2018	215
Thereafter	0
Long-term Debt	$ 17,436